Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension, Healthcare and Other Plans (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Change in the fair value of plan assets:
Beginning plan assets		$ 2,793
Ending plan assets		2,585		$ 2,793
Pension [Member]
Change in benefit obligations:
Beginning benefit obligation		3,619		3,441
Service cost		30		27		$ 27
Interest cost		112		134		126
Plan participants’ contributions		3		3
Actuarial (gain) loss		(159)		442
Gross benefits paid		(190)		(233)
Plan amendments				1
Currency translation adjustments and other		(134)		(196)
Ending benefit obligation		3,281		3,619		3,441
Change in the fair value of plan assets:
Beginning plan assets		2,686		2,665
Actual return on plan assets		(9)		288
Employer contributions		27		28
Plan participants’ contributions		3		3
Gross benefits paid		(161)		(199)
Currency translation adjustments and other		(66)		(99)
Ending plan assets		2,480		2,686		2,665
Funded status:		(801)		(933)
Healthcare [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	1,243		1,117
Service cost		8	[1]	9	[1]	9
Interest cost		48	[1]	51	[1]	45
Plan participants’ contributions	[1]	9		8
Actuarial (gain) loss	[1]	(64)		150
Gross benefits paid	[1]	(80)		(78)
Plan amendments	[1]			(12)
Currency translation adjustments and other	[1]	(7)		(2)
Ending benefit obligation	[1]	1,157		1,243		1,117
Change in the fair value of plan assets:
Beginning plan assets	[1]	107		98
Actual return on plan assets	[1]			11
Plan participants’ contributions	[1]	9		8
Gross benefits paid	[1]	(2)		(2)
Ending plan assets	[1]	105		107		98
Funded status:	[1]	(1,052)		(1,136)
Other [Member]
Change in benefit obligations:
Beginning benefit obligation	[1]	526		565
Service cost		15	[1]	18	[1]	16
Interest cost		5	[1]	10	[1]	12
Actuarial (gain) loss	[1]	(37)		58
Gross benefits paid	[1]	(45)		(40)
Plan amendments	[1]			(24)
Currency translation adjustments and other	[1]	(41)		(61)
Ending benefit obligation	[1]	423		526		$ 565
Change in the fair value of plan assets:
Funded status:	[1]	$ (423)		$ (526)

[1]	The healthcare and other postemployment plans are not required to be prefunded.